segment information (Details 1)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [abstract]
Large retail supermarket chains	54.00%	50.00%	53.00%
Other customers	46.00%	50.00%	47.00%
Revenues by customer group	100.00%	100.00%	100.00%